Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
Jan. 01, 2019 USD ($)
Disclosure of significant accounting policies [abstract]
Right of uses assets under IFRS 16	$ 3
Reduction in operating cash out flow upon adoption of IFRS 16	$ 1